VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493
Additions	16,795	(41,309)	(24,514)
Write-off	(22)	22	—
Balance June 30, 2013	$2,104,214	$(382,235)	$1,721,979

For the six months ended June 30, 2013, the additions to the cost of vessels, port terminals and other fixed assets relate mainly to Navios Logistics for (i) $10,138 for the construction in progress of a new conveyor belt in Navios Logistics' dry port facility in Nueva Palmira, Uruguay, which is expected to be completed in the third quarter of 2013; and (ii) $3,257 for the construction of four new tank barges, the first two of which were delivered in the second half of 2012, and two that were delivered in the first half of 2013.
On June 26, 2013, Navios Logistics entered into an agreement for the acquisition of three pushboats for a total acquisition price of $20,150. The acquisition price is payable in installments within the next twelve months (see also Note 7).